Acquisition (Tables)	6 Months Ended
Sep. 30, 2017
Business Combinations [Abstract]
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of assets acquired and liabilities assumed:

Fair value of assets acquired and liabilities assumed:
Prepaid expenses	$65
Accounts receivable	196
Intangible assets	1,654
Goodwill	5,142
Total assets acquired	7,057
Deferred revenue	(796)
Accrued liabilities	(77)
Total fair value of assets acquired and liabilities assumed	$6,184

Summary of Pro Forma Financial Information (unaudited)

	Three months ended	Six months ended
	September 30, 2016	September 30, 2016
Revenue	$44,775	$86,601
Net loss	(308)	(1,205)

Basic and diluted net loss per share	$(0.01)	$(0.02)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share	54,636	54,462